Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
6.      Inventories:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2013	2014
Held for sale:
Marine Fuel Oil	$270,066	$131,372
Marine Gas Oil	27,812	22,921
	297,878	154,293
Held for consumption:
Marine Fuel Oil	4,477	1,819
Lubricants	809	700
Stores	20	14
Victuals	113	164
	5,419	2,697
Total	$303,297	$156,990